Annual Fund Operating Expenses - Class S - Thrivent Low Volatility Equity Fund - Class S	Feb. 28, 2021
Operating Expenses:
Management Fees	0.60%
Distribution and Shareholder Service (12b-1) Fees	none
Other Expenses	0.84%
Total Annual Fund Operating Expenses	1.44%
Less Fee Waivers and/or Expense Reimbursements	0.49%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.95%